SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE N – SUBSEQUENT EVENTS

Dividend

On February 18, 2014, Cheviot Financial Corp. announced a quarterly dividend of $0.09 per share to shareholders of record March 15, 2014.  The dividend will be paid March 31, 2014.